Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013
Consolidated Entities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Total	$ 851,867	$ 846,689
Actual Ratio, Total	12.87%	13.80%
For Capital Adequacy Purposes, Amount, Total	$ 529,521	$ 490,865
For Capital Adequacy Purposes, Ratio, Total	8.00%	8.00%
Actual Amount, Tier One Risk Based Capital	$ 782,872	$ 762,189
Actual Ratio, Tier One Risk Based Capital	11.83%	12.42%
For Capital Adequacy Purposes, Amount, Tier One Risk Based Capital	$ 264,707	$ 245,433
For Capital Adequacy Purposes, Ratio, Tier One Risk Based Capital	4.00%	4.00%
Actual Amount, Tier One Leverage Capital	$ 782,872	$ 762,189
Actual Ratio, Tier One Leverage Capital	9.10%	9.20%
For Capital Adequacy Purposes, Amount, Tier One Leverage Capital	$ 344,120	$ 331,374
For Capital Adequacy Purposes, Ratio, Tier One Leverage Capital	4.00%	4.00%
National Australia Bank Limited
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Total	$ 861,392	$ 848,534
Actual Ratio, Total	13.02%	13.83%
For Capital Adequacy Purposes, Amount, Total	$ 529,273	$ 490,793
For Capital Adequacy Purposes, Ratio, Total	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount, Total	$ 661,591	$ 613,492
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio, Total	10.00%	10.00%
Actual Amount, Tier One Risk Based Capital	$ 813,874	$ 792,670
Actual Ratio, Tier One Risk Based Capital	12.30%	12.92%
For Capital Adequacy Purposes, Amount, Tier One Risk Based Capital	$ 264,674	$ 245,397
For Capital Adequacy Purposes, Ratio, Tier One Risk Based Capital	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount, Tier One Risk Based Capital	$ 397,012	$ 368,095
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio, Tier One Risk Based Capital	6.00%	6.00%
Actual Amount, Tier One Leverage Capital	$ 813,874	$ 792,670
Actual Ratio, Tier One Leverage Capital	9.46%	9.45%
For Capital Adequacy Purposes, Amount, Tier One Leverage Capital	$ 344,133	$ 335,348
For Capital Adequacy Purposes, Ratio, Tier One Leverage Capital	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount, Tier One Leverage Capital	$ 430,166	$ 419,185
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio, Tier One Leverage Capital	5.00%	5.00%